BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2022

	Shares	Value
COMMON STOCKS - 99.1%
AUSTRALIA - 1.7%
Manufactured Homes - 1.2%
Ingenia Communities Group	2,086,800	$4,970,427
Self Storage - 0.5%
National Storage REIT	1,627,400	2,343,383
Total AUSTRALIA		7,313,810
CANADA - 2.5%
Office - 0.7%
Allied Properties Real Estate Investment Trust	162,518	3,218,947
Residential - 1.8%
InterRent Real Estate Investment Trust	914,209	7,591,108
Total CANADA		10,810,055
CHINA - 1.0%
Leisure - 1.0%
Sands China Ltd. (n)	1,629,800	4,058,572
Total CHINA		4,058,572
FRANCE - 1.1%
Office - 1.1%
Gecina SA	60,977	4,775,683
Total FRANCE		4,775,683
GERMANY - 2.4%
Residential - 2.4%
Vonovia SE	470,265	10,149,117
Total GERMANY		10,149,117
HONG KONG - 7.5%
Diversified - 4.4%
Sun Hung Kai Properties Ltd.	1,305,769	14,410,823
Swire Properties Ltd.	2,059,926	4,431,463
Total Diversified		18,842,286
Retail - 3.1%
Wharf Real Estate Investment Company Ltd.	2,846,810	12,905,697
Total HONG KONG		31,747,983
JAPAN - 8.6%
Diversified - 1.6%
Tokyu Fudosan Holdings Corp.	1,343,395	6,975,848
Hotel - 2.3%
Invincible Investment Corp.	16,206	5,105,040
Japan Hotel REIT Investment Corp.	8,989	4,492,569
Total Hotel		9,597,609
Industrial - 1.1%
Mitsui Fudosan Logistics Park, Inc.	1,382	4,729,869
Office - 3.6%
Mitsui Fudosan Company Ltd.	804,129	15,318,646
Total JAPAN		36,621,972
SINGAPORE - 4.6%
Diversified - 4.6%
CapitaLand Integrated Commercial Trust	5,932,664	7,891,536
City Developments Ltd.	1,417,690	7,471,407
Mapletree Pan Asia Commercial Trust	3,476,387	4,138,814
Total Diversified		19,501,757
Total SINGAPORE		19,501,757
SPAIN - 1.6%
Diversified - 1.6%
Merlin Properties Socimi SA	851,237	6,568,262
Total SPAIN		6,568,262
UNITED KINGDOM - 5.5%
Industrial - 1.1%
Segro PLC	358,370	2,990,178
Tritax EuroBox PLC (e)	2,579,127	1,820,458
Total Industrial		4,810,636
Office - 1.2%
Derwent London PLC	220,825	4,981,831
Residential - 1.5%
The UNITE Group PLC	658,025	6,247,426
Retail - 1.7%
Capital & Counties Properties PLC	4,019,269	4,783,232
Shaftesbury PLC	635,178	2,595,035
Total Retail		7,378,267
Total UNITED KINGDOM		23,418,160
UNITED STATES - 62.6%
Datacenters - 5.1%
Digital Realty Trust, Inc.	173,838	17,241,253
Equinix, Inc.	7,580	4,311,807
Total Datacenters		21,553,060
Healthcare - 7.7%
Healthpeak Properties, Inc.	417,000	9,557,640
Ventas, Inc.	284,150	11,414,305
Welltower, Inc.	185,868	11,955,030
Total Healthcare		32,926,975
Hotel - 2.9%
Host Hotels & Resorts, Inc.	524,164	8,323,724
Ryman Hospitality Properties, Inc.	57,544	4,234,663
Total Hotel		12,558,387
Industrial - 10.1%
Americold Realty Trust, Inc.	493,148	12,131,441
Prologis, Inc.	222,501	22,606,102
Rexford Industrial Realty, Inc.	156,380	8,131,760
Total Industrial		42,869,303
Manufactured Homes - 1.6%
Sun Communities, Inc.	49,620	6,715,075
Net Lease - 6.4%
Agree Realty Corp.	151,342	10,227,692
EPR Properties	176,130	6,316,022
VICI Properties, Inc.	365,152	10,899,787
Total Net Lease		27,443,501
Office - 3.7%
Alexandria Real Estate Equities, Inc.	45,220	6,339,392
Highwoods Properties, Inc.	226,944	6,118,410
Kilroy Realty Corp.	77,047	3,244,449
Total Office		15,702,251
Residential - 14.5%
American Homes 4 Rent	367,938	12,072,046
Essex Property Trust, Inc.	46,664	11,303,421
Invitation Homes, Inc.	259,990	8,779,862
Mid-America Apartment Communities, Inc.	93,302	14,468,341
UDR, Inc.	358,723	14,962,336
Total Residential		61,586,006
Retail - 4.8%
Federal Realty Investment Trust	66,425	5,986,221
Kite Realty Group Trust	434,610	7,483,984
Simon Property Group, Inc.	75,766	6,799,999
Total Retail		20,270,204
Self Storage - 5.8%
CubeSmart	109,194	4,374,312
Public Storage	69,280	20,285,877
Total Self Storage		24,660,189
Total UNITED STATES		266,284,951
Total COMMON STOCKS
(Cost $486,645,477)		421,250,322
Total Investments - 99.1%
(Cost $486,645,477)		421,250,322
Other Assets in Excess of Liabilities - 0.9%		3,830,778
TOTAL NET ASSETS - 100.0%		$425,081,100
The following notes should be read in conjunction with the accompanying Schedule of Investments.
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the total value of all such securities was $1,820,458 or 0.4% of net assets.

(n)- Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$7,313,810	$-	$7,313,810
Canada	10,810,055	-	-	10,810,055
China	-	4,058,572		4,058,572
France	-	4,775,683	-	4,775,683
Germany	-	10,149,117	-	10,149,117
Hong Kong	-	31,747,983	-	31,747,983
Japan	-	36,621,972	-	36,621,972
Singapore	-	19,501,757	-	19,501,757
Spain	-	6,568,262	-	6,568,262
United Kingdom	-	23,418,160	-	23,418,160
United States	266,284,951	-	-	266,284,951
Total Common Stocks	277,095,006	144,155,316	-	421,250,322
Total	$277,095,006	$144,155,316	$-	$421,250,322